UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        7
Post-effective Amendment No. 7
                                      and
THE INVESTMENT COMPANY ACT OF 1940                                             8
Post-effectice Amendment No. 8

The CAMCO Investors Fund      (Exact Name of Registrant as Specified in Charter)
1375 Anthony Wayne Dr,  Wayne PA. 19087 (Address of Principal Executive Offices)

610-688-6839                                      (Registrants Telephone Number)

Bernard B. Klawans    1375 Anthony Wayne Dr     Wayne PA. 19087
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after the
effective date of this registration.

It is proposed that this filing will become effective
    [x]  On January 30, 2003



The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.















                                                 CAMCO INVESTORS FUND

RISK/RETURN SUMMARY                                    Prospectus
 Fund Investment Objectives/Goals..2
 Principal Investment Strategies...2               January XX, 2003
 Principal Investment Risks........2
 Risk/Return Bar Chart & Table.....3
FEES & EXPENSES....................3
OBJECTIVES, STRATEGIES AND RISKS
 Investment Objectives.............4
 Principal Investment Strategies...4
 Risks.............................4
FUND PERFORMANCE...................4
MANAGEMENT
 Investment Adviser................4
 Contract Terms....................5
 Expense Sharing...................5
 Portfolio Manager.................5
 legal Proceedings.................5
CAPITAL STOCK
 Description of Common Stock.......5
 Voting Rights.....................5
SHAREHOLDER INFORMATION
 Who May Invest....................6
 Who Should Not Invest.............6
 Pricing of Fund Shares............6
PURCHASES & REDEMPTIONS
 Purchase of Fund Shares...........6     Like all mutual funds, the Securities
 Redemption of Fund Shares.........6     and Exchange Commission has  not  ap-
DIVIDENDS & DISTRIBUTIONS                proved or disapproved of these secur-
 Re-Investments....................7     ities offered  in the Prospectus  and
 Cash Payouts......................7     has  not passed upon  the accuracy or
TAX CONSEQUENCES...................7     adequacy of this Prospectus.  Any re-
 Tax Consequences..................7     presentation to  the  contrary  is  a
 Tax Distributions.................7     criminal offense.
 Federal Withholding...............7
DISTRIBUTION ARRANGEMENTS..........7
FINANCIAL HIGHLIGHTS...............7


















                           RISK/RETURN SUMMARY

                    Fund Investment Objectives/Goals
The Fund's primary investment objective will be capital appreciation. Income from dividends and interest will be secondary. The Fund will not invest in companies that the Adviser has determined are principally involved in alcholic beverages, gambling, pornography or abortion.

                     Principal Investment Strategies
The Fund invests in a portfolio of equity instruments (including common and preferred stocks and convertible issues) and debt securities. It is a non-div-ersified fund in that it may invest a relatively high percentage of its assets in a limited number of securities. The Fund would seek only enough diversifi-cation in its security selections to maintain its federal non-taxable status under subchapter M of the Internal Revenue Code. Principal investment strategies include purchase of securities believed to be selling at signifi-cant discounts to what is believed to be their true or intrinsic value and generally exhibit one or more of the following characteristics would be considered over the entire range of security market capitalizations:

             a) A low price to earnings ratio (PE)
             b) A low price to book value (PBV)
             c) A low price to cash flow ratio (PCF)
             d) A low price to sales ratio (PS)
             e) A low price earnings to growth (PGE)
             f) An above average dividend yield
             g) Has a low corporate debt
             h) Insiders and/or the company itself are purchasing its stock
             i) The stock selling price is signifigantly below its previous high

Invetment in American Depository Receipts (ADR's), representing foreign companies traded on American Stock Exchanges that meet one or more of the above characteristics are also considered.

Investments in bonds are restricted to convertible debt issues of securities meeting one or more of the above characteristics or bonds believed to offer higher total returns (interest plus capital appreciation) than normally expected from such securities. All maturity dates will be considered but only investment grade BBB or better as determined by Standard & Poors will be purchased.

                          Principal Investment Risks
Narrative Risk Disclosure: In plain english, investors in this Fund as proposed may lose money. Risks associated with the Fund's performance are those due to broad market declines and business risks from difficulties that occur in particular companies while in the Fund's portfolio or the effect of interest rates on its debt securities. The Fund's risks of investment are elaborated on in the following paragraphs.

Common Stock Risks: There are items that affect stocks prices in general, such as changing economic conditions at home and abroad, wars, and interest rates that may preclude the realization of stocks seeking their true worth. Inclusion of small capitalization securities add risks that include less ability to weath-er business downturns, more volitality in stock prices and fewer product lines. Non-diversification also adds risk in that the Fund's assets will be in a limit-ed number of securities making its performance more suscepitable to a single negative economic, political or regulatory occurrence. In addition, although the current Investment Adviser has managed individual investor accounts under varying market conditions since 1986, it has not offered investment advice to a publicly offered mutual fund. Investors should be aware that this effort is new, the Advisers may pick the wrong stocks and end up not providing acceptable results.

Foreign Security Risks: Investments in foreign securities involve risks in addition to domestic ones. These include but are not limited to such items as currency variations, generally less stringent regulatory supervision and changing political climate.

Bond Market Risks: Bonds are subjet to changes in value due to changes in interest rates in general that are magnified the further the bond is from its maturity date. In addition, companies that issue bonds may have unforseen problems that affect their value including such things as changes in credit ratings of the individual companie's debt issues, country of origin and bankrupcy. The inexperience of the new Investment Adviser in offering

                                      - 1 -



investment advice to a mutual fund whose shares are offered to the public may also not produce acceptable results here.

Non-diversification Policy: The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securi-ties. As a result, the Fund may be more susceptible to a single negative eco-nomic, political or regulatory occurrence.

Risk/Return Bar Chart & Table: Both the bar chart and table below provide risk indications of investing in the Fund. The bar chart shows the Fund's performance over the past three years. During this period, the highest return for a calendar quarter was 20.57% (quarter ended March 2000) and the lowest return was -10.23% (quarted ended March 1999). Please keep in mind that the Fund's presented performamce may not indiate how it performs in the future since the Investment Strategies, Risks and Investment Adviser are all new as of December 4, 2002.

      Bar Chart Performance of the Fund Since Inception 01/30/98 (annualized)
           2002         2001         2000         1999         1998
          -1.22%       -1.85%       29.99%      -20.45%       15.90%


The table shows the Fund's average annual returns for one year and since in-ception, January 30, 1988, and the effect of Federal income taxes on these returns. Tax figures for the Fund were calculated using the highest individual Federal income tax bracket for every situation. Actual after tax returns may be different then those shown since they depend on the investor's tax information. State and local taxes were not considered. Please note that this tax informa-tion does not apply to tax deferred accounts such as IRA's because such accounts are subject to taxation only upon distribution.

                                                                 Period Ended
                                                              December 31, 2002
                                                                Since      One
                                                              Inception    Year
  The Fund - Return Before Taxes                                6.22%      0.00%
   Return After Taxes on Distributions                          4.59%      0.00%
   Return After Taxes on Distributions & Sale of Fund Shares   -1.75%      0.00%

  S&P 500 Index - Returns before Fees, Expenses or Taxes        x.xx%    -xx.xx%


                             FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment):
    Maximum Sales Charge (Load) Imposed on Purchases:              None
    Maximun Deferred Sales Charge (Load):                          None
    Maximun Sales Charge (Load) on Reinvested Dividends:           None
    Redemption Fee:                                                None
    Exchange Fee:                                                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
    Management Fees:                                               1.00%
    Distribution [and/or Service] (12b-1) Fees:                    None
    Other Expenses:                                                0..43%
      Total Annual Fund Operating Expenses:                        1.43%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes
                                       - 2 -



that you invest $10,000 in the Fund for the time periods indicated and then re-deem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds operating ex-penses remain the same. Although your actual costs may be lower, based on these assumptions your costs would be:

             1 year        3 years       5 years      10 years
             $  147        $   456       $   787      $  1,724


                      OBJECTIVES, STRATEGIES AND RISKS

Investment Objectives: The Fund seeks to provide capital appreciation. Income from dividends and interest will be a secondary consideration. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.

Security Selection Criteria: Security selection criteria follows that stated in the section Principal Investment Strategies of the Fund on Page 2.

Portfolio Turnover Policy: In volatile markets, the Fund may engage in short-term trading (selling securities within a year of purchase) in response to rapidly changing market and paticular security conditions. This would affect taxes the shareholders would have to pay in that profits, if any, would be treated as ordinary income rather than the lower rate on long-term capital gains. Turnover of there Fund's portfolio of securities was 0% in 2002, 0% in 2001 and 18% in 2000. However turnover with the new Investment Strategies and Risks adapted by shareholders on December 4, 2002 is expected to bring a turnover rate (ratio of the lower of purchase or sales of securities divided by the averaged total assets throughout the year) to about 50%. The Fund was all in cash at the end of 2002.


                                  Risks
As said under the Narrative Risk Disclosure section on page 2, the Fund's total return, like stock prices generally, will go up and down such that an investor may lose money over short and even long periods of time. The Fund is also subject to manager risk, that is the chance that, in spite of the Fund's investment strategies, poor security selection will cause the Fund to under perform other funds with similar investment strategies.


                              FUND PERFORMANCE

Prediction of future Fund performance cannot be made at this time because of the change in Objectives, Strategies and Investment Adviser made by Shareholders at the Special Meeting held on December 4, 2002.


                                 MANAGEMENT

The Valley Forge Management Corp. (VFMC) had been the Fund's Investment Adviser since inception. A contract that allowed VFMC to provide investment advice was voted on by Shareholders on January 1, 1998 and was unanimously renewed by the Board of Directors on June 17, 2002. The Fund grew rapidly at first to reach about three million in assets at the end of 1999. Redemptions started to reduce the total assets in 2002 to the point where the Board and VFMC came to the con-clusion that running a fund under these conditions with little chance for growth in assets was unfair to Shareholders and Management because the ratio of expens-es to total assets was approaching unsustainable levels.


                                      - 3 -



Investment Adviser: The Cornertone Asset Management Inc. (CAMCO) a Virginia Corporation practicing as an Investment Adviser at 297 Herndon Parkway, Suite 302, Herndon, VA 29170 was located and recommended by the Board Chairman who is also president and owner of VFMC as a viable candidate to replace VFMC as the Fund's Investment Adviser. A contract that allows CAMCO to provide investment advice was voted on and approved at a special meeting of shareholders on December 4, 2002. Details of CAMCO given below are believed to reveal experience and size of operation sufficient to grow the Fund's assets to a sustainable level. And, examination of their Investmet Objectives and Strategies along with their associated Investment Risks were approved at the same special meeting. This Agreement will continue on a year-to-year basis provided that approval is voted at least annualy by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

CAMCO is registered under the Investment Company Act of 1940 and the individual state securities agencies where the Adviser does business. It has had sixteen years of experience in providing investment advice based on the principal investment strategies presented under Proposal #2 above to individuals, retire-ment plans, corporations and non-profit organizations. There are four invest-ment advisor representatives in CAMCO including:

a) Paul F. Berghaus is the President and majority shareholder of Cornerstone Investment Group LTD (CIG) that owns 65 percent of CAMCO stock. He is also the President and Treasurer of CAMCO. Mr. Berghaus has been active in the field of financial services since 1965 and has served as portfolio and/or Investment Adviser to individual clients since 1986. He holds a degree from The College of William & Mary with graduate studies at George Washington University.

b) Dennis M. Connor is the Secretary and Vice President of and owns 10 percent of CAMCO stock. He is also president of the Fund. He has been a principal manager for CAMCO's private managed accounts since 1986, Mr. Connor holds a degree in History from Bob Jones University.

c) Eric B. Weitz is a Vice President of and owns 10 percent of CAMCO stock. He has been a portfolio manager for CAMCO's private managed accounts since 1994. Mr. Weitz holds a degree in Economics from the College of William & Mary.

d) Mr. Eric B Henning is a Vice President of and owns 10 percent pf CAMCO stock.

e) Two other small independent shareholders of CAMCO include James T. Eckhard and Thorbjorn Larson who own the remaining 5 percent of the outstanding shares.

The Board of Directors of CAMCO include Messrs. Berghaus, Connor, Henning and Weitz.

An Affiliated Company: CIG is a local independently owned company and principal stockholder of CAMCO that is the local independent office of Messrs Berghaus, Connor and Weitz who act as individual registered representatives of Syndicated Capital Corp., a broker/dealer California Corporation that is a member of SPIC and NASD. Neither CIG or CAMCO are affiliated with Syndicated Capital Corp.

a) Mr. Berghaus is the President and Treasurer of CIG and owns 80 percent of its shares.

b) Mr. Conner is a Vice President and Secretary of CIG.

c) Mr Weitz is a Vice President of CIG.
                                      - 4 -



d) Five other small independent shareholders include James and Mary McIlvaine, Phillip Miller, Steve P. Gaskins Stuart B. and Joyce Mitchell and James T. and Marlene M. Eckhardt who own the remaining 20 percent of the outstanding shares.

The Board of Directors of CIG include Messrs. Paul f. Berghaus, Dennus M. Connor and Eric B. Weitz.

Contract Terms: CAMCO will furnish investment advice to the Directors of the Fund on the basic of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or sold. The agree-ment may be terminated at any time, without payment of penalty, by the Board of Directors or by vote of a majority of the outstanding shares of the Fund on not more than 60 days written notice to CAMCO. In the event of its assignment, the Agreement will terminate automatically. The Fund's officers and directors are empowered at any time to reject or cancel CAMCO's advice. For these services, the Fund will pay a fee of 1% per year on the net assets of the Fund. This fee is computed on the average daily closing net asset value of the Fund, and is payable monthly. Notwithstanding, CAMCO would forgo sufficient fees to hold the total expenses of the Fund to less than 1.5% of the total assets. All fees and expnses of the Fund incurred in 2001 were 1.43% of its averaged assets for the year.

VFMC, the previous Investment Adviser received $27,117 in management fees from the Fund in 2000, $32,043 in 2001 and $13,636 from the end of 2001 to May 31, 2002. VFMC waived all further fees in order to keep the expense ratio below 1.5% of the averaged net assets. CAMCO will also waive management fees when necessary in an attempt to hold the expense ratio below 1.5%.

Expense Sharing: CAMCO will pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Adviser. Fees, if any, of the custodian, registrar, transfer agent or record keepers shall also be paid by CAMCO. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser; legal and accounting fees; interest, taxes and brokerage commission, and the expense of operating its offices. CAMCO has paid all costs associated with the changes in objectives, strategies, risks, name of the Fund and Investment Adviser and will reimburse the Fund for all losses incurred because of purchase reneges.

Portfolio Manager: Messr's. Burghaus, Connor and Weitz are the portfolio managers of the Fund. Although they manage the day to day operations of the Fund, their only remuneration comes from receipt of the management fee earned by CAMCO for portfolio investment advice.

Legal Proceedings; As of the date of this Prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


                                CAPITAL STOCK

Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stock has one vote for each share held. Voting rights are non-cumulative. Therefore, the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares may not elect any person as a director.

                            SHAREHOLDER INFORMATION

                      Who May or Should Not InvestInvest
Investors who desire increases in net asset value and are willing to accept significant (both down and up) fluctations in share values in the pursuit of capital gains may invest.

Anyone who must live on unearned income and cannot replace eroded capital should not invest an appreciable portion of their assets in this Fund.


                          PURCHASES & REDEMPTIONS

                           Pricing of Fund Shares
When and How do We Price: The net asset value of the Fund's shares is determin-ed as of the close of each business day the New York Stock Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Presidents Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas & New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding.

Market Value of Securities: The market value of securities held by the Fund that are listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short-term paper (debt obligations maturing in less than 61 days) is valued at fair market value as determined in good faith by the Board of Directors.


                             PURCHASES & REDEMPTIONS

                             Purchase of Fund Shares
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described in the above Section "Pricing of Fund Shares" The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applica-tions when, in the judgment of management, such termination or rejection is in the best interests of the Fund. A purchase application form may be obtained by calling 1-800-727-1007 or writing the Fund at the address given on Page 8.

Initial Investments: Initial purchase of shares of the Fund may be made only by applications submitted to the Fund. The minimun purchase of shares is $1,000 that is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.

                           Redemption of Fund Shares
Endorsement Requirements: The Fund will redeem all or any part of the shares of any shareholder that tenders a request for redemption. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Ex-change will be required unless the shareholder is known to management.

Redemption Price: The redemption price is the net asset value per share next de-termined after a request is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for Federal income tax purposes.

Redemption Payment: Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Com-mission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


                            DIVIDENDS & DISTRIBUTIONS

Re-Investments: The Fund will automatically use the taxable dividend and capital gains distributions for purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.


                                  TAX CONSEQUENCES

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, has been and intends to continue to be relieved of Federal income tax on the amounts distributed to shareholders. In order to qualify as a "Regulated Investment Company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities trans-actions, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Tax Distributions: Distribution of any net long-term capital gains realized by the Fund in 2002 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from netincome will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to Federal income taxes.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (that may include dividends and/or capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to, or are exempt from back-up withholding.


                           DISTRIBUTION ARRANGEMENTS

The Fund is a truly no-load fund in that there are NO purchase or sales fees and no 12b-1 fees and no account maintenance fees whatsoever.


                              FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Fund's financial performance since inception on January 30, 1998. Certain in-formation reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fumd (assuming reinvestment of all dividends and distribu-tions). This information has been audited by Sanville & Company, Certified Public Accountants whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, that is available upon re-quest. However, as said before, this performance is not expected to be indigivtive of the expected Fund performance in the future because of the changed objectives, strategies and Investment Adviser as or December 4, 2002.

                                                                         Period
                                                                         Jan 30
                                                                           to
                                            Years Ended December 31      Dec 31
                                         2002    2001    2000    1999     1998
Per Share Data:
Net asset value, beginning of year      $xx.xx  $10.44  $ 8.36  $11.05  $ 9.81
Income from Investment Operations (Net)
 Investment Income                        x.xx    0.40    0.43    0.43    0.32
 Realized & Unrealized Gains on Invest   (x.xx>  (0.59)   2.08   (2.69)   1.24
                                         ------  ------  ------  ------  ------
  Total Income - Investment Operations   <x.xx>  <0.19)   2.51   (2.26)   1.56

Less Distribution                        <x.xx>  (0.43)  <0.43>  <0.43>  <0.32>
                                         ------  ------  ------  ------  ------

Net Asset Value End of Year             $ x.xx  $ 9.82  $10.44  $ 8.36  $11.05
                                        ======= ======= ======= ======= =======

Total Return                             <0.00>% (1.85)% 29.99% (20.49)% 17.34%
                                         ------- ------- ------ -------- ------

Net Assets End of Year in (000)'s       $   xx  $3,269   $3,249  $2,823  $1,700
                                        ======= =======  ======= ======= ======

Ratios to Average Net Assets
  Expenses                                x.xx%  1.43%    1.54%   1.40%   0.00%
  Net investment income                   x.xx%  4.14%    4.40    4.60%   5.80%

Portfolio turnover                        0.00%  0.00%   18.20%   0.00%  10.00%



  * annualized since the date of inception January 30, 1998

                         WHERE TO GO FOR MORE INFORMATION

You will find more information about the CAMCO INVESTORS FUND in the following documents:

Statement of Additional Information (SAI) - The Statement of Additional Infor-mation cntains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

Annual and Semi-annual Reports - Our annual and semi-annual reports give current holdings and detailed financial statements of the Fund as of the end of the per-iod presented. In addition, market conditions and Fund strategies that signifi-cantly affected the Fund's performance are discussed.




      THERE ARE TWO WAYS TO GET A COPY OF ONE OR MORE OF THESE DOCUMENTS


1. Call or write for one, and a copy will be sent by the Fund without charge.

                           THE CAMCO INVESTORS FUND
                        297 Herndon Parkway, Suite 302
                              Herndon, VA. 20170
                                1-800-727-1007


2. You may obtain information about the Fund (including the Statement of Addi-tional Information and other reports) from the Securities and Exchange Com-mission on their Internet site at http://www.sec.gov or at their Public Ref-erence Room in Washington, DC. (Call 1-202-942-8090 for room hours and opera-tion). Fund information is also available if you send a written request and duplicating fee to the Public Reference Section of the SEC, Washington, DC. 20549-0102 or by electronic request at publicinfo@sec.gov


           Please contact the Fund at the above address if you wish to request other information and/or make shareholder inquires.




                        WHY YOU SHOULD READ THIS PROSPECTUS

Every attempt has been made to present the objectives, risks and strategy of the Fund in plain and, hopefully, easily understandable language. The Prospectus is designed to aid you in deciding whether this is one of the right investments for you. We suggest that you keep it for future reference.








                 THE CAMCO INVESTORS FUND - SEC file number 811-08465








                           THE CAMCO INVESTORS FUND
                        297 Herndon Parkway, Suite 302
                              Herndon, VA. 20170
                      703-709-7008           800-727-1007


                                    Part B
                      STATEMENT OF ADDITIONAL INFORMATION
                               January xx, 2003

This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated January XX, 2003. To obtain the Prospectus, you may write the Fund or call either of the telephone numbers that are shown above.


                               TABLE OF CONTENTS

      FUND HISTORY ..................................................... 1
      DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
         Classification ................................................ 1
         Investment Strategies and Risks.... ........................... 1
         Fund Policies ................................................. 1
         Temporary Defensive Position and Portfolio Turnover ........... 2
      MANAGEMENT OF THE FUND
         Board of Directors ............................................ 2
         Management Information ........................................ 2
         Sales Loads and Compensation .................................. 3
      CONTRON PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
         Control Persons ............................................... 3
         Principal Holders ............................................. 3
         Management Ownership .......................................... 3
      INVESTMENT ADVISORY AND OTHER SERVICES
         Investment Adviser ............................................ 3
         Principal Underwriter.......................................... 4
         Third Party Payments and Service Agreements ................... 4
         Other Investment Advice ....................................... 4
         Dealer Reallowances and Other Services ........................ 4
      BROKERAGE ALLOWANCES AND OTHER PRACTICES
         Brokerage Transactions ........................................ 4
         Commissions ................................................... 4
         Brokerage Selection ........................................... 4
      CAPITAL STOCK AND OTHER SECURITIES  .............................. 5
      PURCHASE, REDEMPTION, AND PRICING OF SHARES
         Purchase of Shares ............................................ 5
         Fund Reorganizations .......................................... 5
         Offering Price and Redemption in Kind ......................... 5
      TAXATION OF THE FUND ............................................. 5
      UNDERWRITERS OF THE FUND ......................................... 5
      CALCULATION OF PERFORMANCE DATA .................................. 5
      FINANCIAL STATEMENTS
         Auditors Report ............................................... 6
         Schedule of Investments in Securities - Dec. 31, 2002 ......... 7
         Statement of Assets & Liabilities - Dec. 31, 2002 ............. 7
         Statement of Operations, Year Ended Dec. 31, 2002 ............. 8
         Statement of Changes in Net Assets Years Ended Dec. 31 02 & 01. 8
         Notes to Financial Statements ................................. 9










                                   FUND HISTORY

THE CAMCO INVESTORS FUND (also referred to as the "Fund") was incorporated in Pennsylvania on January 1, 1998. The Fund's registered office is in Herndon VA. Mail may be addressed to 297 Herndon Parkway, Suite 302, Herndon VA 20170.


               DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

                                 Classification
The Fund is an open-end, totally no-load, non-diversified management investment company.

                          Investment Strategies and Risks
All investment strategies and risks were thoroughly discussed in the Prospectus. No additional strategies and risks exist to be discussed here.

                                   Fund Policies
Investment Restrictions: Investment restrictions were selected to aid in main-taining the conservative nature of the Fund. These may not be changed except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
b) of more than 50% of the outstanding voting securities, whichever is less:
a) Sell senior securities
b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the val-ue of its total assets.
c) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
d) Invest over 25% of its assets at the time of purchase in any one industry.
e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies that deal in real es-tate or interests therein.
f) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be con-sidered the making of a loan.
g) Sell securities short.
h) Invest in securities of other investment companies except as part of a mer-ger, consolidation, or purchase of assets approved by the Fund's sharehold-ers or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
i) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securi-ties of another issuer.
j) Invest in companies for the purpose of acquiring control.
k) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Advisor owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
l) Pledge, mortgage or hypothecate any of its assets.
m) Invest in securities that may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or that are not at the time of purchase readily salable.
n) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years con-tinuous operation, including the operations of any predecessor.

                Temporary Defensive Position & Portfolio Turnover
Why and how the Fund assums defensive positions along with expectations of the amount and effect of portfolio are discussed in our Prospectus.


                              MANAGEMENT OF THE FUND

                                Board of Directors
Shareholders meet annually to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund & selects an Invest-ment Adviser to provide investment advice (See Investment Adviser, pg 4 of the Prospectus). It plans to meet six times a year to review Fund progress & status.
                                   - 2 -




                              MANAGEMENT OF THE FUND

                                Board of Directors
Shareholders meet annually to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund & selects an Invest-ment Adviser to provide investment advice (See Investment Adviser, pg 4 of the Prospectus). It plans to meet six times a year to review Fund progress & status.

                               ManagementInformation
Information about Officers & Directors of the Fund during the past 5 years are:

  Name, Address     Position  in  Term  of Office  Principal      # of    Other
     and Age          the Fund     and Length of   Occupation    Funds   Direct-
                                    Time Served    Past  Five   in Fund  orships
                                                     Years      Complex    Held
                                                                Overseen
                                                               by Director
Interested Directors and Officers
Dennis M. Connor     President    Elected for One     Vice         One     None
297 Herndon Parkway                Year.  Served   President
Herndon VA                             Since         CAMCO
   62                              Dec, 4,  2002  Inv Adv Corp

Independent Directors
Bernard B Klawans    Director    Elected for One    President      Two     None
1375 Anthony Wayne                Year.  Served    Valley Forge
Wayne PA                         Since  Inception     Fund
   81                              Jan 30, 1998

Keith P Newman       Director    Elected for One      Realtor      None    None
9110 Glen Brook Rd                Year.  Served     Fairfax  Va
Fairfax Va                            Since
     48                            Dec. 4, 2002

Malcolm R Uffelman   Director    Elected for One  Vice President   None    None
1808 Horseback Trail              Year.  Served    Contact  Inc
Vienna VA                             Since       Winchester  Va
     66                            Dec, 4, 2002

  Name, Address     Position  in  Term  of Office  Principal      # of    Other
     and Age          the Fund     and Length of   Occupation    Funds   Direct-
                                    Time Served    Past  Five   in Fund  orships
                                                     Years      Complex    Held
                                                                Overseen
                                                               by Director

Charles J Bailey     Director    Elected for One  Regional  Mgr    None     None
11620 Gambrill Rd                 Year,  Served   Tollgrade Inc
Frederick MD                          Since       Frederick  MD
     39                            Dec. 4, 2002

Col. Richard Bruss   Director    Elected for One     Retired       None     None
9507 Arnon Chapel Rd              Year.  Served       USAF
Great Falls VA                        Since
     73                            Dec, 4, 2002

There are no "Interested Persons" as defined in the Investment Company Act of 1940 on the Board of Directors. It is planned to replace Mr. Klawans with Mr. Connors as an "Interested Person" because of he is President of the Fund upon completion of comments by the Securities and Exchange Commission on this N-1A submittal


                             Compensation and Sales Load
There are no sales loads or expenses involved in purchasing or selling Fund shares whatsoever. The Fund currently does not pay officers, directors or the Investment Adviser for services rendered. The Board of Directors will start a management fee payment and reimbursment for travel expenses when the Fund has exceeded $2.5 million in assets. Actual payments in 2002 were:
until  2002 were:
                            CAMCO Investors Fund               Family of Funds
        Name                    Compensation                   CAMCO Investors
                                  in 2002                     and  Valley Forge
                                                             Funds  Compensation
                                                                   in 2002

 Dennis M. Connor                   none                        not applicable
 Charles J. Bailey                  none                        not applicable
 Col. Richard Bruss                 none                        not applicable
 Bernard B. Klawans                 none                             none
 Keith P. Newman                    none                        not applicable
 Malcolm R. Uffelman                none                        not applicable


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                                  Control Persons
There are no companies or persons that control the Fund. The Fund is controlled by its Board of Directors and run by its officers chosen by the Board.

                                 Principal Holders
There is one account that holds more than 5% of the Fund shares as of 12/31/01.

   Shareholder                 Street Address         City and State       %
Bernard B. Klawans         1375 Anthony Wayne Dr         Wayne PA.       100.0

Mr Klawans is currently a director of the Fund.

                               Management Ownership
All officers and directors own 100% of the outstanding shares of the Fund. The ownership distribution is given in the following table:

       Name           Dollar Range of Equity    Aggregate Dollar Range of Equity
                      Securities in the Fund      Securities in All Registered
                                                 Investment Companies  Overseen
                                                    by Director in Family of
                                                      Investment Companies

Bernard B. Klawans     $10,001 to $100,000                over $100,000


                       INVESTMENT ADVISORY AND OTHER SERVICES

                               Investment Adviser
The Cornerstone Assets Management Corporation (CAMCO) acts as the Investment Adviser to the Fund. Contract terms and management fees are discussed in the section Contract Terms on page 5 of our Prospectus.

The Investment Adviser will perform pro bono all shareholder service functions and will be responsible for the day to day operation of the Fund. In addition, it wiil provide transfer agency, portfolio pricing, adminstration, accounting, financial reporting, tax accounting and conpliance services for the year ended December 31,2003.

                              Principal Underwriter
The Investment Adviser acts in the capacity of the Fund's Underwriter.

                    Third-Party Payments and Service Agreements
There are no third party payments of any kind or service agreements with any organization or individual other than the Investment Adviser as described in the previous paragraph.

                            Other Investment Advice
There is no individual or organization that receives renumeration from the In-vestment Adviser or the Fund for providing investment advice except brokers that receive competetive commissions on the purchase & sale of the Fund's securities.

                     Dealer Reallowances and Other Services
There are no dealer reallowances, Rule 12b-1 plans, paid advertising, compensa-tion to underwriters or broker dealers, sales personnel or interest, carring or other finance charges. The Fund does send Prospectuses when it receives unsoli-cited requests.


                     BROKERAGE  ALLOCATION AND OTHER PRACTICES

                              Brokerage Transactions
 The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

                                   Commissions
The Fund has no other fixed policy, formula, method, or criteria it uses in al-locating brokerage business to firms furnishing these materials and services.
In its recently completed year, 2002 there were no purchase of securities. The Fund paid no brokereage commissions to sell all of their US Zero Coupon Bonds in 2002, zero in 2001 and $50 in 2000. These commissions were so low because all US Zero Coupon Bonds trade flat. This means that the price quoted as the asked price was the price paid for the Bond. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

                               Brokerage Selection
The Fund will place all orders for purchase and sale of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. He may select brokers who, in addition to meeting primary requirements of exe-cution and price, may furnish statistical or other factual information and ser-vices, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of as-sistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.


                       CAPITAL STOCK AND OTHER SECURITIES

Capital stock and other securities are discussed at length in our Prospectus un-der the section, Capital Stock on Page 5.


                 PURCHASE, REDEMPTION, AND PRICING OF SHARES

                              Purchase of Shares
Purchase of Fund shares is discussed at length in the section entitled Purchase of Fund Shares on page 6 of our Prospectus

                            Fund Reorganizations
The Fund was offered to the public on January 30, 1998. The Fund's name, Principal Investment Objectives and Strategies and Investment Advisers were changed by shareholder vote on December 4, 2002. There have been no other Fund reorganization efforts to date of any kind.


                      Offering Price and Redemption in Kind
The Fund always trades at the net asset value. That means that the offering and redemption prices are always the same. Details about the offering price are given in the section entitled Pricing of Fund Shares on page 5 of our Prospec-tus. Redemption in kind is discussed in the section Redemption of Shares on page 6 of our Prospectus.


                              TAXATION OF THE FUND

Taxation of the Fund is discussed in the section Tax Consequences on page 7 of our Prospectus.


                            UNDERWRITERS OF THE FUND

The Investment Adviser is a registered transfer agent and handles all Fund share purchases and redemptions. There are no direct shareholder charges for these services, but the Fund is charged for supplies and postage. Stock certificates will not be issued because of the chance of loss and the accompaning costs of reissue indemnification. All shareholder holdings are maintained in book form.


                        CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotation: The average ending redeemable values on December 31, 2002 of a hypothetical $1,000 investment made one year ago would have been $xxx and $x,xxx since inception January 30, 1998.

                                 CODE OF ETHICS
                           THE CAMCO INVESTORS FUND

Pursuant to the requirements of proposed Rule 17j-1 (under the Investment Com-pany Act of 1940) and in order to protect against certain unlawful acts, practi-ces and courses of business by certain individuals or entities related to The CAMCO Investors Fund, (the "Fund"), the Fund hereby adopts the following Code of Ethics and procedures for implementing the provisions of the Code:

1 As used in this Code of Ethics: a) "Access Person" means a Director, Officer or Advisory Person  (as defined in b below) of the Fund;
  b) "Advisory Person" means any Fund employee who, in connection with his regu-lar functions or duties, makes, participates in, obtains information about purchase or sale of a security by the Fund or whose functions or duties re-late to the making of such recomendations, and any natural person in a con-trol relationship to the Fund who obtained information concerning recommenda-tions made to the Fund with regard to the purchase or sale of any Security;
 c) "Affiliated Person" has the meaning set forth in Section 2 (a) (3) of the Investment Company Act of 1940;
 d) "Purchase or Sale of a Security" includes the writing of an option to pur-chase or sell a Security;
 e) "Security" has the meaning set forth in Section 3 (a) (10) of the Securi-ties Act of 1940 as amended;
 f) "Portfolio Security" means any Security that is being or during the past 30 days has been purchased or sold by the Fund or considered by the Fund for purchase or sale by the Fund;
 g) "Person" means a natural person, partnership, corporation, trust, estate, joint venture, business trust, association, cooperative, government (or any subdivision, branch or agency thereof), governmental entity, founda-tion, or other entity.

2, No Director, Officer, Employee or other Affiliated Person or  Access Person
   ("Covered Person") or any "Member of the Immediate Family" (as defined in Section 2 (a) (19) of the Investment Company Act of 1940) of any Covered Per-son, shall purchase or sell any Security that is a Portfolio Security, any Security convertable into a Portfolio Security or an option to purchase be-fore or sell before such Security, or any Security into which a Protfolio Se-curity is convertable or with respect to which a Portfolio Security gives its owner an option to purchase or sell such Security.

3. A) On the 3rd Tuesday of each even month, the Fund shall provide each Covered Person with copies of all Portfolio Securities and all securities held as of the end of the previous briefing ("Held Securities").

  B) On the same day, each Covered Person shall pprovide the Fund with a list of the names and amounts of all Securities owned by the Fund and also held by such person and/or members of his immediate family as of the end of the pre-vious 3rd Tuesday of even months.

4. No Covered Person shall disclose, divulge or communicate to any person (other than another Covered Person) directly or indirectly, any "inside" information regarding the Fund and relating to Held Securities, Portfolio Securities or any completed or proposed transactions involving Held Securities and/or Port-folio Securities.

5. The Fund shall require that its Investment Adviser and Principal Broker adopt Codes of Ethics substantially identical to this Code with respect to the Fund's Portfolio Securities

                              Sanville & Company
                          Certified Public Accounts
                              1514 Old York Road
                              Abington PA, 19001
                                 215-884-8450

                          INDEPENDENT AUDITORS REPORT


To the Shareholders and
Board of Directors of
The CAMCO Investors Fund

We have audited the accompanying statement of assets and liabilities of The CAMCO Investors Fund, including the schedule of investments as of December 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's Management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in net assets for the year ended December 31, 2000 and the financial highlights for each of the two years then ended and the period from January 30, 1998 through December 31,1998 were audited by other auditors whose report dated January 16, 2001 expressed an unqualified opinion on this information.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and per-form the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements. Our procedures included confirmation of securities owned as of Decembeer 31, 2002, verified by examination and by cor-respondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of The CAMCO Investors Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States of America.



                                                not signed as of this submittal

Abington, Pennsylvania                                    Sanville & Company
January X, 2003                                   Certified Public Accountants

                           THE CAMCO INVESTORS FUND, INC.
                 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002

                                                           Face
                                                          Amount       Value
                                                       ___________  ___________


SHORT TERM INVESTMENT:          -  100.00%
 First Penn Bank Savings Account                          xx,xxx         xx,xxx
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENT       (Cost $   xx,xxx)              $    xx,xxx
                                                                    -----------


   TOTAL INVESTMENTS            -  100.00%                           $   xx.xxx
                                                                    ===========



                               THE CAMCO INVESTORS FUND
              STATEMENT OF ASSETS & LIABILITIES - DECEMBER 31, 2001


ASSETS:
  Cash                                                                   xx,xxx
  Interest Receivable                                                     x,xxx
                                                                     ----------
    TOTAL ASSETS                                                         xx,xxx
                                                                     ----------


LIABILITIES:                                                                  0
                                                                     ----------
    NET ASSETS                                                      $    xx,xxx
                                                                    ===========


COMPOSITION OF NET ASSETS:
  Common Stock                                                      $         x
  Paid in Capital                                                        xx,xxx
  Net Unrealized Depreciation of Investments                           (xxx,xxx)
                                                                    -----------
  Net Assets (Equivalent to $9.xx Per Share Based on
             xx,xxx Shares Outstanding)   (Note 4)                  $    xx,xxx
                                                                    ===========


    The accompaning notes are an integral part of these financial statements

                            THE CAMCO INVESTORS FUND
                STATEMENT OF OPERATIONS - YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Interest                                                          $    xx,xxx
                                                                    -----------
    TOTAL INCOME                                                         xx,xxx
                                                                    -----------

EXPENSES:
  Investment Advisory Fee (Note 2)                                       xx,xxx
  Professional Fees                                                       x,xxx
  Printing & Mailing Expenses                                             x,xxx
  Non-interested Directors Expenses                                       x,xxx
  Registration Fees                                                       x,xxx
  Computer Expenses                                                       x,xxx
  Insurance                                                                 xxx
  Commnunication Expenses                                                   xxx
  Taxes                                                                     xxx
  Miscellaneous Expenses                                                  x,xxx
                                                                    -----------
    TOTAL EXPENSES                                                       xx,xxx
                                                                    -----------

NET INVESTMENT INCOME:                                                  xxx,xxx
                                                                    -----------

REALIZED & UNREALIZED GAIN FROM INESTMENTS:
  Net Realized gain on Investment Securities                                  0
  Net (decrease) in Unrealized Appreciation on Investment Securities   (xxx,xxx)
                                                                    -----------
    NET REALIZED & UNREALIZED GAIN (LOSS) FROM INVESTMENTS             (xxx,xxx)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS:               $   (xx,xxx)
                                                                    ===========



                       STATEMENT OF CHANGES IN NET ASSETS
                      YEARS ENDED DECEMBER 31, 2002 & 2002

                                                           2002          2001
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Investment income net                                 $  xxx,xxx    $  136.406
 Realized loss on investments                             (xx,xxx)
 Net change in unrealized appreciation (depreciation)    (xxx,xxx)     (203,079)
                                                       -----------   ----------
  NET INC (DEC) IN NET ASSETS RESULTING FROM OPERATIONS  ( xx,xxx)     ( 66,673)

 Distributions to shareholders from investment inc, net   (xxx,xxx)    (136,406)
 Net capital share transactions                            xxx,xxx      224,282
                                                       -----------  -----------
  NET INCREASE IN NET ASSETS                                xx,xxx       21,203

NET ASSETS, BEGINNING OF YEAR                            3,268,890    3,247,687
                                                       -----------  -----------
NET ASSETS, END OF YEAR                                $ x,xxx,xxx  $ 3,268,890
                                                       ===========  ===========

    The Accompaning Notes are an Integral Part of These Financial Statements

                              THE CAMCO INVESTORS FUND
               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002


1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Organization: The CAMCO Investors Fund ("the Fund") is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 as aamended.

The following sumarizes significant accounting policies followed by the Fund,

Security Valuations: Securities are valued at the last reported sales price or, in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the supe-rvision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short term investments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities Transactions & Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis, Dividend income is recorded on the ex-dividend date. Interest income is determined on the accrual basis. Discount on fixed income securities is amortized. Zero coupon bonds are amortized to investment income by the interest method. The amortization is included in the cost of investments in determining the net change in unrealized appreciation/depreciation on investments.

Dividends & Distributions to Shareholders: The Fund records all dividend nd distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in reclass-ifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year,

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in ther financial statements.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contigent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.


2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, The CAMCO Investors Fund ("the Manager") has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, payable monthly, for the performance of its services at an annual rate of 1% of the average daily net assets of the Fund. The fee will be accrued daily and paid monthly. A management fee of $xx,xxx was paid for the year ended December 31, 2002.


3. INVESTMENT TRANSACTIONS

There were no purchases, but all investment securities in the Fund were sold in the year ended December 31, 2002. At December 31, 2002 net unrealized depre-ciation for Federal income tax purposes was zero.


4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2002, there were 100,000,000 shares of $.001 par value capi-tal stock authorized. The total par value and paid-in capital totaled $xx,xxx. Transactions in capital stock were as followes for the years ended:

                                        December 31, 2002    December 31, 2001
                                         Shares    Amount     Shares    Amount
                                        ------------------   ------------------
Shares sold                              xx,xxx  $ xxx,xxx    43,682  $ 453,686
Shares issued in dividend reinvestment   xx,xxx    xxx,xxx    13,504    130,589
Shares redeemed                         (xx,xxx)  (xxx,xxx)  (35,502)  (359,993)
                                        ------------------   ------------------
Net increase (decrease)                 (xx,xxx) $(xxx,xxx)  (21,684) $(224.282)
                                        ==================   ========= ========


5.DISTRIBUTION TO SHAREHOLDERS

On December 31, 2002 a distribution of $0.xx per share was paid to shareholders of record on this same date from net investment income.

                                   Form N-1A
                          PART C - OTHER INFORMATION


                 Contents                                      Page #

      1.  Financial Statements & Exhibits                         1

      2.  Control Persons                                         1

      3.  Number of Shareholders                                  1

      4.  Indemnification                                         1

      5.  Activities of Investment Adviser                        1

      6.  Principal Underwriters                                  1

      7.  Location of Accounts & Records                          1

      8.  Management Services                                     1

      9.  Distribution Expenses                                   1

     10. Undertakings                                             1

     11. Auditor's Consent                                        2

     12. Signatures                                               3



           Exhibits

  Articles of Incorporation                                      3 i

  By-Laws                                                        3 ii

  Investment Advisory Contract                                  10 i

  Reimbursement Agreements - Officers/Directors                 10 ii

  Opinion of Counsel Concerning Fund Sscurities                 99.1




















                                     - i -



1. a. Financial Statements - Condensed financial information on a per share ba-sis is presented in Part A. All other financial statements are presented in Part B. These include:
       Statement of Investments                          December 31, 2002
       Statement of Assets & Liabilities                 December 31, 2002
       Statenment of Operations - Year ended             December 31, 2002
       Statement of Changes in Net Assets - Years Ended  Dec 31, 2002 & 2003
       Notes to Statement of Assets and Liabilities      December 31, 2002

   b. Exhibits - All exhibits believed to be applicable to this filing include:
      (3.i)    Articles of Incorporation
      (3.ii)   By-Laws
      (10.1)   Investment Advisory Contract
      (10.2)   Reimbursement Agreements with Officers and/or Directors
      (10ii)   Opinion of Councel Concerning Fund Securities

      Exhibit (10ii) is incorporated by reference to pre-effective amendment #2 of the Securities Act of 1933. All Exhibits believed to be applicable to this filing that have been changed by proxy that received shareholder approval are attached herein. The "Consent of Independent Public Account-ant" is presentented on Page 2 of this Section, Part C Other Information.

2.    Control Persons - Not applicable

3.    Number of Shareholders - There is one shareholder as of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - The CAMCO Assets Management Inc. activity at the present time is performance on its Investment Advisory Contract currently effective with the CAMCO Investors Fund, Inc. It also provides investment advisory and consulting services under contract to individuals, retirement plans, corporations and non-profit organizations.

6.    Principal Underwriter - The Investment Adviser is the underwriter for the
      Fund.

7. Location of Accounts & Records - All Fund records are held at corporate headquarters - 267 Herndon Parkway, Herndon VA. with the exception of security certifications that are in a safe deposit box at the Bank of Clarke County in Berryville VA.

8.    Management services - Not applicable

9.    Distribution Expenses - The Fund currently bears no distribution expenses.

10. Undertakings - there are no undertakings as of this time other than this N-1A submittal
                                      - 1 -


                               Sanville & Company
                          Certified Public Accountants
                               1514 Old York Road
                              Abington, PA. 19001
                                  215-884-8460




               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the inclusion by reference to the initial Registration Statement on Form N-1A of The CAMCO Investors Fund of our report dated January xx, 2003 on our examination of the Statement of Assets and Liabilities on such Company. We also consent to the reference to our firm in such Initial Registration Statement.




Sanville & Company



January xx, 2003






































                                     - 2 -



SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, The CAMCO Investors Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized,in in the City of Wayne and State of Pennsylvania, on the 25th day of January, xx 2003.


                                                  The CAMCO Investors Fund


                                                  Dennis M. Connor
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Dennis M. Conners                  President                         12/18/02

Bernard B. Klawans             Director and Agent                    12/18/02

Charles J. Bailey                  Director                          12/18/02

Richard Bruss                      Director                          12/18/02

Keith P. Newman                    Director                          12/18/02

Malcolm R. Uffelman                Director                          12/18/02
























                                     - 3 -



                                 EXHIBIT - 3

               Filed with the Department of State on Oct 20, 1997

                                                      Brette Kunda
                                                ____________________________
                                                Secretary of the Commonwealth


                    ARTICLES OF INCORPORATION-FOR PROFIT
                                      OF
                             BEATING THE DOW FUND

           A Business-stock Corporation (15 Pa.C.S. Paragragh 1306)

              DSCB:15-1306/2102/2303/2702/2903/3101/7102A(Rev 91)


In compliance with the requirements of the applicable provisions of 15 Pa.C.S. (relating to corporations and unincorporated associations) the undersigned, de-siring to incorporate a corporation for profit hereby, state(s) that:

1. The name of the corporation is:  Beating the Dow Fund

2. The address of this corporation initial registered ofice in this Commonwealth is:
         1375 Anthony Wayne Dr.     Wayne Pa. 19087        Chester County

3. The corporation is incorporated under the provisions of the Business Corp-oration Law of 1988.

4. The aggregate number of shares authorized is: 100,000,000.

5. The name and address of the incorporator is:

       Bernard B. Klawans    1375 Anthony Wayne Dr     Wayne Pa. 19087

6. The specified effective date is: October 22, 1997

7. No additional provisions of the articles.

8. The corporation is not a statutory close corporation.

9. The corporation is not a cooperative corporation.


IN TESTIMONY WHEREOF the incorporator has signed these Articles of Incorpora-tion this 22nd day of October, 1997.

                                                   Bernard B. Klawans


                                                    _________________
                                                         Signature


APPROVED BY THE STATE OF PENNSYLVANIA  October 22, 1997

                                    - 1 -



                             Filed with the Department of State on__________


                                          _____________________________
                                          Secretary of the Commonwealth


       ARTICLES OF AMENDMENT - DOMESTIC BUSINESS CORPORATION
In compliance with the requirements of 15 Pa.C.S. par 1915 (relating to articles of amendment) the undersigned business corporation, desiring to amend its Arti-cles,hereby states that:

1. The name of the corporation is: Beating the Dow Fund, Inc.

2. The address of this corporation's current registered office in this Common-wealth is:
           1375 Anthony Wayne Dr.   Wayne Pa. 19087  Chester County

3. The statute by which it was incorporated is:  Business Stock  15PACS

4.  The date of its incorporation was 10/22/97

5. The amendment shall be effective upon filing these Articles of Amendment in the Department of State.

6. The amendment was adapted by the shareholders pursuant to 15 Pa.C.S. par 1914
   (a) and (b).

7. The amendment adopted by the corporation changed the name to the CAMCO Investors Fund.

8. The restated Articles of Incorporation suopersede the original Articles and all amendments thereto.


IN TESTIMONY WHEREOF, the undersigned corporation has caused these Articles of Amendment to be signed by a duly authorized officer on this 17th day of December 2002.

                                              The CAMCO Investors Fund


                                              By: Bernard B. Klawans
                                                   President


















                                     - 2 -





                                 EXHIBIT 3 ii
                     The CAMCO INVESTORS FUND BY-LAWS


ARTICLE I  - OFFICES

Section I. The principal office of the Corporation shall be in the City of Herndon, County of Fairfax, State of Virginia. The Corporation shall also have offices at such other places as the Board of Directors may from time to time determine and the business of the Corporation may require.


ARTICLE II - STOCKHOLDERS AND STOCK CERTIFICATES

Section 1. All stockholder holdings of Fund shares will be held in Book-entry Form. This means that all shares are being held on account for shareholders by the Fund's Transfer Agent, the Investment Adviser , CAMCO Asset Management Corp. shall be entitled to a stock certificate.

Section 2. Shares of the capital stock of the Corporation shall be transferable only on the books of the Corporation by the person in whose name such shares are registered, or by his duly authorized transfer agent. In case of transfers by executors, administrators, guardians or other legal representatives, duly au-thenticated evidence of their authority shall be produced, and may be required to be deposited and remain with the corporation or its duly authorized transfer agent.

Section 3. The Corporation shall be entitled to treat the holder of record any share or shares of its capital stock as the owner thereof, & accordingly, shall not be bound to recognize any equitable or other claim to or interest in such share or shares on the part of any other person, whether or not the Corporation shall have express or other notice thereof, except as otherwise provided by the laws of the State of Pennsylvania.


ARTICLE III - MEETING OF STOCKHOLDERS

Section 1. The annual meeting of the stockholders of the Corporation for the election of directors and for the transaction of general business shall be held at the principal office of the Corporation, or at such other place within or without the State of Virginia as the Board of Directors may from time to time prescribe, on the first Tuesday in December at 10:00 AM in each year, un-less that day shall be duly designated as a legal holiday, in which event the annual meeting of the stockholders shall be held on the first day following which is not a holiday. The place of the annual meeting of the stockholders of the Corp oration shall not be changed within sixty days next before the day on which such meeting is to be held. A notice of any change in the place of the annual meeting shall be given to each stockholder twenty days before the elec-tion is held.

Section 2. Special meetings of the stockholders may be called at any time by the President, and shall be called at any time by the President, or by the Sec-retary, upon the written request of a majority of the members of the Board of Directors, or upon the written request of the holders of a majority of the shares of the capital stock of the Corporation issued and outstanding and en-titled to vote at such meeting. Upon receipt of a written request from any per-son or persons entitled to call a special meeting, which shall state the object of the meeting, it shall be the duty of the President; or, in his absence, the Secretary, to call such meeting to be held not less than ten days nor more than sixty days after the receipt of such request. Special meetings of the stock-holders shall be held at the principal office of the Corporation, or at such other place within or without the State of Virginia as the Board of Direct-ors may from time to time direct, or at such place within or without the State of Virginia as shall be specified in the notice of such meeting.

Section 3. Notice of the time and place of the annual or any special meeting of the stockholders shall be given to each stockholder entitled to notice of such meeting at least ten days prior to the date of such meeting. In the case of special meetings of the stockholders, the notice shall specify the object or ob-jects of such meeting, and no business shall be transacted at such meeting other than that mentioned in the call.

Section 4. The Board of Directors may close the stock transfer books of the corporation for a period not exceeding sixty days preceding the date of any meeting of stockholders, or the date for payment of any dividends, or the date for the allotment of rights, or the date when any change or conversion or ex-change of capital stock shall go into effect, or for a period of not exceeding sixty days in connection with the obtaining of the consent of stockholders for any purpose; provided, however, that in lieu of closing the stock transfer books as aforesaid, the Board of Directors may fix in advance a date, not exceeding sixty days preceding the date of any meeting of stockholders, or the date for the payment of any dividend, or the date for the allotment of rights of the date when any change or conversion or exchange of capital stock shall go into effect, or a date in connection with obtaining such consent, as a record date for the determination of the stockholders entitled to notice of, and to vote at, such meeting and any adjournment thereof, or to receive payment of such dividend,or to receive such allotment of rights, or to exercise such rights, or to give such consent, as the case may be, notwithstanding any transfer of any stock on the books of the Corporation after any such record date as aforesaid.

Section 5. At least ten days before every election of directors of the Corpor-ation, the Secretary shall prepare and file in the office where the election is to be held a complete list of the stockholders entitled to vote at the ensuing election, arranged in alphabetical order, with the residence of each stockholder and the number of voting shares held by him, and such list shall at all times, during the usual hours for business and during the whole time of said election, be open to the examination of any stockholder.

Section 6. At all meetings of the stockholders, a quorum shall consist of the persons representing a majority of the outstanding shares of the capital stock of the Corporation entitled to vote at such meeting. In the absence of a quorum no business shall be transacted except that the stockholders present in person or by proxy and entitled to vote at such meeting shall have power to adjourn the meeting from time to time without notice other than announcement at the meeting until a quorum shall be present. At any such adjourned meeting at which a quor-um shall be present, any business may be transacted which might have been trans-acted at the meeting on the date specified in the original notice. If a quorum is present at any meeting the holders of the majority of the shares of the Corp-oration issued and outstanding and entitled to vote at the meeting who shall be present in person or by proxy at the meeting shall have power to act upon all matters properly before the meeting, and shall also have power to adjourn the meeting to any specific time or times, and no notice of any such adjourned meet-ing need be given to stockholders absent or otherwise.

Section 7. At all meetings of the stockholders the following order of business shall be substantially observed, as far as it is consistent with the purpose of the meeting:
                            Election of Directors
                     Ratification of Elections of Auditors
                                 New Business

Section 8. At any meeting of the stockholders of the Corporation every stock holder having the right to vote shall be entitled in person or by proxy appoint-ed by an instrument in writing subscribed by such stockholder and bearing a date not more than three years prior to said meeting unless such instrument provides for a longer period, to one vote for each share of stock having voting power re-gistered in his name on the books of the corporation.


ARTICLE IV - DIRECTORS

Section 1. The Board of Directors shall consist of not less than three nor more than twelve members, who may be any persons, whether or not they hold any shares of the capital stock of the corporation.

Section 2. The directors shall be elected annually by the stockholders of the Corporation at their annual meeting, and shall hold office for the term of one year and until their successors shall be duly elected and shall qualify.

Section 3. The Board of Directors shall have the control and management of the business of the Corporation, and in addition to the powers and authority by these by-laws expressly conferred upon them, may, subject to the provisions of the laws of the State of Pennsylvania and of the Certificate of Incorporation, exercise all such powers of the Corporation and do all such acts and things as are not required by law or by the Certificate of Incorporation to be exercised or done by the stockholders.

Section 4. If the office of any director becomes or is vacant by reason of death, resignation, removal, disqualification or otherwise, the remaining di-rectors may by vote of a majority of said directors choose a successor or suc-cessors who shall hold office for the unexpired term; provided that vacancies on the Board of Directors may be so filled only if, after the filling of the same, at least two-thirds of the directors then holding office would be directors elected to such office by the stockholders at a meeting or meetings called for the purpose. In the event that at any time less than a majority of the direct-ors were so elected promptly as possible and in any event within sixty days for the purpose of electing directors to fill any vacancy which has not been filled by the directors in office. Any other vacancies in the Board of Directors not filled by the directors may also be filled for an unexpired term by the stock-holders at a meeting called for that purpose.

Section 5. The Board of Directors shall have power to appoint, and at its dis-cretion to remove or suspend, any officer, officers, managers, superintendents, subordinates, assistants, clerks, agents & employees, permanently or temporari-ly, as the Board may think fit, and to determine their duties and to fix, & from time to time change, their salaries or emoluments, & to require security in such instances and in such amounts as it may deem proper. No contract of employment for services to be rendered to the Corporation shall be of longer duration than two weeks, unless such contract of employment shall be in writing, signed by the officers of the Corporation and approved by the Board of Directors.

Section 6. In case of the absence of an officer of the Corporation, or for any other reason which may seem sufficient to the Board of Directors, the Board may delegate his powers and duties for the time being to any other officer of the Corporation or to any director.

Section 7. The Board of Directors may, be resolution or resolutions passed by a majority of the whole Board, designate one or more committees, each committee to consist of two or more of the directors of the Corporation, which to the extent provided in such resolution or resolutions, shall have and may exercise the pow-ers of the Board of Directors in the management of the business and affairs of the Corporation, and may have power to authorize the seal of the Corporation to be affixed to all papers which may require it. Such committee or committees shall have such name or names as may be determined from time to time by resolu-tion adopted by the Board of Directors. Any such committee shall keep regular minutes of its proceedings, and shall report the same to the Board when requir-ed.

Section 8. The Board of Directors may hold their meetings and keep the books of the Corporation, except the original or duplicate stock ledger, outside of the State of Pennsylvania at such place or places as they may from time to time de-termine.

Section 9. The Board of Directors shall have power to fix, and from time to time to change the compensation, if any, of the directors of the Corporation.

Section 10. The Board of Directors shall present at each annual meeting of the shareholders, and, when called for by vote of the stockholders, at any special meeting of the stockholders, a full and clear statement of the business and con-condition of the Corporation.


ARTICLE V - DIRECTORS MEETINGS

Section 1. Regular meetings of the Board of Directors shall be held without no-tice at such times and places as may be free from time to time prescribed by the Board.

Section 2. Special meetings of the Board of Directors may be called at any time by the President, and shall be called by the President upon the written request of a majority of the members of the Board of Directors. Unless notice is waived by all the members of the Board of Directors, notice of any special meeting shall be sent to each director at least twenty-four hours prior to the date of such meeting, and such notice shall state the time, place and object or objects of such special meeting.

Section 3. Three member of the Board of Directors shall constitute a quorum for the transaction of business at any meeting. The act of a majority of the di-rectors present at any meeting where there is a quorum shall be the act of the Board of Directors, except as may be otherwise specifically provided by statue or by the Certificate of Incorporation or by these by-laws.

Section 4. The order of business at meetings of the Board of Directors shall be described from time to time by the Board.


ARTICLE VI - OFFICERS AND AGENTS

Section 1. At the first meeting of the Board of Directors after the election of directors in each year, the Board shall elect a President, a Secretary and a Treasurer, and may elect or appoint one or more Vice Presidents, Assistant Sec-retaries, Assistant Treasurers, and such other officers and agents as the Board may deem necessary and as the business of the Corporation may require.

Section 2. The President and the Chairman of the Board shall be elected from the membership of the Board of Directors, but other officers need not be members of the Board of Directors. Any two or more offices may be held by the same per-son. All officers of the Corporation shall serve for one year and until their successors shall have been duly elected and shall have qualified; provided, how-ever, that any officer may be removed at any time, either with or without cause, by action of the Board of Directors.

Section 3. The salaries of all officers and agents of the Corporation shall be fixed by the Board of Directors.


ARTICLE VII - DUTIES OF OFFICERS

PRESIDENT
Section 1. The President shall be the Chief Executive Officer and head of the Corporation, and in the recess of the Board of Directors shall have the general control and management of its business and affairs, subject, however, to the re-gulations of the Board of Directors. He shall preside at all meetings of the stockholders and shall be a member exofficio of all standing committees.

Section 2. The President shall call all special or other meetings of the stock-holders and Board of Directors. In case the President shall at any time neglect or refuse to call a special meeting of the stockholders when requested so to do by a majority of the directors, or by the stockholder representing a majority of the stock of the Corporation, as is elsewhere in these by-laws provided, then and in such case, such special meeting shall be called by the Secretary, or in the event of his neglect or refusal to call such meeting, may be called by a ma-jority of the directors or by the stockholders representing a majority of the stock of the Corporation, who desire such special meeting, as the case may be, upon notice as hereinbefore provided. In case the President shall at any time neglect or refuse to call a special meeting of the Board of Directors when re-quested to do so by a majority of the Directors, as is elsewhere in these by-laws provided, then and in such case, such special meeting may be called by the majority of the directors desiring such special meeting, upon notice as hereinbefore provided.

VICE PRESIDENTS
Section 3. In case of the absence of the President, the Vice President, or, if there be more than one Vice President, then the Vice Presidents, according to their seniority, shall preside at the meetings of the stockholders of the Corp-oration. In the event of the absence, resignation, disability or death of the President, such Vice President shall exercise all the powers and perform all the duties of the President until the return of the President or until such disabil-ity shall have been removed or until a new President shall have been elected.


THE SECRETARY AND ASSISTANT SECRETARIES
Section 4. The Secretary shall attend all meetings of the stockholders and shall record all the proceedings thereof in a book to be kept for that purpose and he shall record all the proceedings thereof in a book to be kept for that purpose and he shall be the custodian of the corporate seal of the Corporation. In the absence of the Secretary, an Assistant Secretary or any other person appointed or elected by the Board of Directors, as is elsewhere in these by-laws provided, may exercise the rights and perform the duties of the Secretary.

Section 5. The Assistant Secretary, or, if there be more than one Assistant Secretary, then the Assistant Secretaries in the order of their seniority shall, in the absence or disability of the Secretary, perform the duties and exercise the powers of the Secretary. Any Assistant Secretary elected by the Board shall also perform such other duties and exercise such other powers as the Board of Directors shall from time to time prescribe.

THE TREASURER AND ASSISTANT TREASURERS
Section 6. The Treasurer shall keep full and correct accounts of the receipts and expenditures of the Corporation in books belonging to the Corporation, and shall deposit all moneies and valuable effects in the name and to the credit of the Corporation and in such depositories as may be designated by the Board of Directors, and shall, if the Board shall so direct, give bond with sufficient security and in such amount as may be required by the Board of Directors for the faithful performance of his duties. He shall disburse funds of the Corporation as may be ordered by the Board of Directors, taking proper vouchers for such disbursements, and shall render to the President and Board of Directors at the regular meetings of the Board, or whenever they may require it, an account of all his transactions as the chief fiscal officer of the corporation, and of the financial condition of the Corporation.

Section 7. The Assistant Treasurer, or if there be more than one Assistant Treasurer, then the Assistant Treasurers in the order of their seniority, shall, in the absence or disability of the Treasurer, perform the duties and exercise the powers of the Treasurer. Any Assistant Treasurer elected by the Board shall also perform such duties and exercise such powers as the Board of Directors shall from time to time prescribe.


ARTICLE VIII - CHECKS, DRAFTS, NOTES, ETC.

Section 1. All checks shall bear the signature of such person or persons as the Board of Directors may from time to time direct.

Section 2. All notes and other similar obligations and acceptances of drafts by the Corporation shall be signed by such person or persons as the Board of Di-rectors may from time to time direct.

Section 3. Any officer of the Corporation or any other employee, as the Board of Directors may from time to time direct, shall have full power to endorse for deposit all checks and all negotiable paper drawn payable to his or their order or to the order of the Corporation.


ARTICLE IX - CORPORATE SEAL

Section 1. The corporate seal of the Corporation shall have inscribed thereon the name of the Corporation, the year of its organization, and the words Corpor-ate Seal, Pennsylvania. Such seal may be used by causing it or a facsimile thereof to be impressed or affixed or reproduced or otherwise.


ARTICLE X - DIVIDENDS

Section 1. Dividends upon the shares of the capital stock of the Corporation may, subject to the provisions of the Certificate of Incorporation, if any, be declared by the Board of Directors at any regular or special meeting, pursuant to law. Dividends may be paid in cash, in property, or in shares of the capital stock of the Corporation.

Section 2. Before payment of any dividend there may be set aside out of any funds of the Corporation available for dividends such sum or sums as the Board of Directors may, from time to time, in their absolute discretion, think proper as a reserve fund to meet contingencies, or for equalizing dividends, or for re-pairing or maintaining any property of the Corporation, or for such other pur-pose as the Board of Directors shall deem to be for the best interests of the Corporation, and the Board of Directors may abolish any such reserve in the man-ner in which it was created.

ARTICLE XI - FISCAL YEAR

Section 1. The fiscal year of the Corporation shall begin on January 1 of each year, and end on December 31 of each year.


ARTICLE XII - NOTICES

Section 1. Whenever under the provisions of these by-laws notice is required to be given to any director or stockholder, it shall not be construed to mean per-sonal notice, and such notice may be given in writing, by mail, by depositing the same in the post office or letter box, in a postpaid sealed wrapper, add-ressed to such director or stockholder at such address as shall appear on the books of the Corporation, or, if the address of such director or stockholder does not appear on the books of the Corporation, to such director or stockholder at the General Post Office in the City of Wayne, Pennsylvania and such notice shall be deemed to be given at the time it shall be so deposited in the post office or letter box. In the case of directors, such notice may also be given by telephone, telegraph or cable.

Section 2. Any notice required to be given under these by-laws may be waived in writing, signed by the person or persons entitled to such notice, whether before or after the time stated therein.

Section 3. Each director and officer (and his heirs, executors, and adminis-trators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he may be made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suits or proceed-ings in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the con-duct of his office. In the absence of any adjudication which expressly finds that the director or officer is so liable or which expressly absolves him of liability for willful misfeasance, bad faith, gross negligence or reckless dis-regard of the duties involved in the conduct of his office, or in the event of a settlement, each director and officer (and his heirs, executors and administrat-ors) shall be indemnified by the Corporation against payments made, including reasonable costs determination by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been liti-gated to a conclusion. Such a determination by independent counsel, and the payments of amounts by the Corporation on the basis thereof shall not prevent a stockholder from challenging such indemnification by appropriate legal proceed-ings on the grounds that the person indemnified was liable to the Corporation or its security holders by reason of the conduct as used herein. The foregoing provisions shall be exclusive of any other rights of indemnification to which the officers and directors might otherwise be entitled.


ARTICLE XIII - AMENDEMENTS

Section 1. These by-laws may be amended, altered, repealed or added to at the annual meeting of the stockholders of the Corporation or of the Board of Direct-ors, or at any special meeting of the stockholders or of the Board of Directors called for that purpose, by the affirmative vote of the holders of a majority of the shares of capital stock of the Corporation then issued and outstanding and entitled to vote, or by a majority of the Whole Board of Directors, as the case may be.


ARTICLE XIV - INVESTMENT RESTRICTIONS

By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or B) of more than 50% of the outstanding voting securities, whichever is less:
 a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
 b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
 c) Sell securities short.
 d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
 e) Invest over 25% of its assets at the time of purchase in any one industry.
 f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
 g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
 h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
 i) Invest in companies for the purpose of acquiring control.
 j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
 k) Pledge, mortgage or hypothecate any of its assets.
 l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
 m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
 n) Issue senior securities.


























                                      - 8 -


                                Exhibit - 10 i

                         INVESTMENT ADVISORY CONTRACT

AGREEMENT, made by and between The CAMCO Investors Fund, Inc., a Pennsylvania Corporation, (hereinafter called "Fund") and Cornerstone Asset Management Inc. a Virginia Corporation (hereinafter called "Investment Adviser").

WITNESSETH: WHEREAS, Fund engages in the business of investing and reinvesting its assets and property in various stocks and securities and Investment Adviser engages in the business of providing investment advisory services.

1. The Fund hereby employs the Investment Adviser, for the period set forth in Paragraph 6 hereof, and on the terms set forth herein, to render invest-ment advisory services to the Fund, subject to the Investment Objectives and Strategies stated in the currently effective Prospectus. The Investment Adviser hereby accepts such employment and agrees, during such period, to render the services and assume the obligations herein set forth, for the compensation provided. The Investment Adviser shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized, have no authority to act for or represent the Fund in any way, or in any way be deemed an agent of the Fund.

2. As a compensation for the services to be rendered to the Fund by the Invest-ment Adviser under the provisions of this Agreement, the Fund shall pay to the Investment Adviser monthly a fee equal to one-twelfth of one percent per month, (the equivalent of 1% per annum) of the daily average net assets of the Fund during the month. The first payment of fee hereunder shall be prorated on a daily basis from the date this Agreement takes effect but may be waived by the Investment Adviser under especial circumstances.

3. It is expressly understood and agreed that the services to be rendered by the Investment Adviser to the Fund under the provisions of this Agreement are not to be deemed to be exclusive, and the Investment Adviser shall be free to render different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

4. It is understood and agreed that directors, officers, employees, agents and shareholders of the Fund may be interested in the Investment Adviser as dir-ectors, officers, employees, agents and shareholders, and that directors, officers, employees, agents and shareholders of the Investment Adviser may be interested in the Fund, as directors, officers, employees, agents and shareholders or otherwise, and that the Investment Adviser, itself, may be interested in the Fund as a shareholder or otherwise, specifically, it is understood and agreed that directors, officers, employees, agents and share-holders of the Investment Adviser may continue as directors, officers, emp-loyees, agents and shareholders of the Fund; that the Investment Adviser, its directors, officers, employees, agents and shareholders may engage in other business, may render investment advisory services to other investment companies, or to any other corporation, association, firm or individual, may render underwriting services to the Fund, or to any other investment compa-ny, corporation, association, form or individual. The Fund shall bear ex-penses and salaries necessary and incidental to the conduct of its business, including but not in limitation of the foregoing, the costs incurred in the maintenance of its own books, records, and procedures; dealing with its own

                                     - 1 -



    shareholders; the payment of dividends; transfers of stock (including issu-ance & redemption of shares); reports and notices to shareholders; expenses of annual stockholders; meetings; miscellaneous office expenses; brokerage commissions; taxes; and custodian, legal, accounting and registration fees. Employees, officers and agents of the Investment Adviser who are, or may in the future be, directors and/or senior officers of the Fund shall receive no remuneration from the Fund or acting in such capacities for the Fund. In the conduct of the respective businesses of the parties hereto and in the performance of this agreement, the Fund & Investment Adviser may share com-mon facilities and personnel common to each, with appropriate proration of expenses.

5. Investment Adviser shall give the Fund the benefit of its best judgment and efforts in rendering these services, and Fund agrees as an inducement to the undertaking of these services that Investment Adviser shall not be liable hereunder for any mistake of judgment or any event whatsoever, provided that nothing herein shall be deemed to protect, or purport to protect, Investment Adviser against any liability to Fund or to its security holders to which Investment Adviser would otherwise be subject by reason of willful misfeas-ance, bad faith or gross negligence in the performance of duties hereunder, or by reason of reckless disregard of obligations and duties hereunder.

6. This agreement shall continue in effect until December 2nd,2003, and, there-after, only so long as such continuance is approved at least annually by votes of the Fund's Board of Directors, cast in person at a meeting called for the purpose of voting on such approval, including the votes of a majori-ty of the Directors who are not parties to such agreement or interested per-sons of any such party. This agreement may be terminated at any time upon 60 days prior written notice, without the payment of any penalty, by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The contract will automatically terminate in the event of its assignment by the Investment Adviser (within the meaning of the Investment Company Act of 1940), which shall be deemed to include a transfer of control of the Investment Adviser. Upon the termination of this agree-ment, the obligations of all the parties hereunder shall cease and terminate as of the date of such termination, except for any obligation to respond for a breach of this Agreement committed prior to such termination and except for the obligation of the Fund to pay to the Investment Adviser the fee pro-vided in Paragraph 2 hereof, prorated to the date of termination.

7. This Agreement shall not be assigned by the Fund without prior written con-sent thereto of the Investment Adviser. This Agreement shall terminate au-tomatically in the event of its assignment by the Investment Adviser unless an exemption from such automatic termination is granted by order or rule of the Securities and Exchange Commission.


    IN WITNESS WHEREOF, the parties hereto have caused their corporate seals to be affixed and duly attested and their presence to be signed by their duly authorized officers this 4th day of December, 2002.

       The CAMCO Investors Fund, Inc.           By _____________________________
                                                    Dennis M. Connor, President
       Attest: ___________________________
               Paul F. Berghuas, Treasurer


       CAMCO Assets Management Inc.             By _____________________________
                                                    Paul F. Berghaus, President
       Attest: _______________________________
               Dennis M. Connor, Vice President

                                     - 2 -